Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 56,077		$ 52,476		$ 47,669
Other comprehensive income, net of tax
Change in fair value of derivatives, net of deferred tax (1)	(3,238)	[1],[2]	22,093	[1],[2]	9,075	[1],[2]
Reclassification from other comprehensive income into earnings due to termination of derivative liabilities, net of deferred tax					27,479	[3]
Reclassification from other comprehensive income into earnings, net of deferred tax			(1,302)	[4]	(290)	[4]
Comprehensive income	$ 52,839		$ 73,267		$ 83,933

[1]	Deferred tax benefit was $0.6 million for the year ended December 31, 2014. Deferred tax expense was $3.5 million and $1.4 million for the years ended December 31, 2013 and 2012, respectively.
[2]	See Note 8 to Notes to Consolidated Financial Statements.
[3]	Deferred tax expense was $3.9 million for the year ended December 31, 2012.
[4]	Deferred tax benefit was $0.2 million and $41,000 for the years ended December 31, 2013 and 2012, respectively.